REINSURANCE (Details) (USD $)	12 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2011 reinsurer	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2005	Mar. 31, 2010 Lender's Indemnity line of business	Dec. 31, 2006 Lender's Indemnity line of business	Dec. 31, 2011 Life insurance in-force	Dec. 31, 2010 Life insurance in-force	Dec. 31, 2009 Life insurance in-force	Dec. 31, 2011 Life insurance	Dec. 31, 2010 Life insurance	Dec. 31, 2009 Life insurance	Dec. 31, 2011 Accident/health insurance	Dec. 31, 2010 Accident/health insurance	Dec. 31, 2009 Accident/health insurance	Dec. 31, 2011 Property and liability insurance	Dec. 31, 2010 Property and liability insurance	Dec. 31, 2009 Property and liability insurance
REINSURANCE
Percentage of the face value of life insurance in-force reinsured	62.00%
Percentage of the face value of life insurance in-force reinsured with concentration of reinsurers (as a percent)	27.00%
Life insurance in-force reinsured, concentrated number of reinsurers	3
Amount of insurance retained on the life of any one person before revision					$ 500,000
Amount of insurance retained on the life of any one person				2,000,000	1,000,000
Effect of reinsurance on premiums written and earned
Direct premiums	2,523,680,000	2,451,619,000	2,508,804,000					728,670,260,000	753,518,782,000	755,263,432,000	2,245,320,000	2,153,278,000	2,145,457,000	43,200,000	49,563,000	25,897,000	235,160,000	248,778,000	337,450,000
Reinsurance assumed	276,460,000	173,775,000	180,895,000					32,812,882,000	18,799,243,000	19,826,424,000	248,468,000	166,606,000	97,450,000	21,719,000	63,000	2,482,000	6,273,000	7,106,000	80,963,000
Reinsurance ceded	(1,394,675,000)	(1,408,340,000)	(1,527,053,000)					(469,530,487,000)	(495,056,077,000)	(515,136,471,000)	(1,278,232,000)	(1,284,428,000)	(1,317,933,000)	(14,456,000)	(17,137,000)	(24,216,000)	(101,987,000)	(106,775,000)	(184,904,000)
Net premiums	1,405,465,000	1,217,054,000	1,162,646,000					291,952,655,000	277,261,948,000	259,953,385,000	1,215,556,000	1,035,456,000	924,974,000	50,463,000	32,489,000	4,163,000	139,446,000	149,109,000	233,509,000
Percentage of amount assumed to net								11.20%	6.80%	7.60%	20.40%	16.10%	10.50%	43.00%	0.20%	59.60%	4.50%	4.80%	34.70%
Annuity policy fees	74,900,000	43,400,000	34,900,000
Reinsurance receivables	5,600,000,000	5,600,000,000
Ceded benefits which are recoverable from reinsurers	127,100,000	132,600,000
Receivables related to insurance assumed	64,900,000	64,800,000
Bad debt charges							27,100,000
Decrease in reserves related to final settlement in runoff line of business						$ 7,800,000